Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Alger Funds
Entity Central Index Key	0000003521
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000024900 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class A
Trading Symbol	ALGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class A / ALGAX)	$148	1.30%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class A returned 27.88%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class A	21.20%	6.94%	4.72%
Alger International Opportunities Fund Class A—excluding sales load	27.88%	8.11%	5.28%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 06, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,209,506
Holdings Count | Holding	41	[1]
Advisory Fees Paid, Amount	$ 1,107,048
Investment Company Portfolio Turnover	93.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024901 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class B
Trading Symbol	AFGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class B / AFGPX)	$153	1.34%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class B returned 27.91%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class B	23.91%	8.00%	4.98%
Alger International Opportunities Fund Class B—excluding contingent deferred sales charges	27.91%	8.14%	4.98%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 06, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,209,506
Holdings Count | Holding	41	[2]
Advisory Fees Paid, Amount	$ 1,107,048
Investment Company Portfolio Turnover	93.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024902 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class C
Trading Symbol	ALGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class C / ALGCX)	$218	1.92%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class C returned 27.17%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class C	26.17%	7.27%	4.61%
Alger International Opportunities Fund Class C—excluding contingent deferred sales charges	27.17%	7.27%	4.61%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 06, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,209,506
Holdings Count | Holding	41	[3]
Advisory Fees Paid, Amount	$ 1,107,048
Investment Company Portfolio Turnover	93.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000039971 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class I
Trading Symbol	AIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class I / AIGIX)	$147	1.29%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class I returned 27.98% for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class I	27.98%	8.18%	5.43%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 06, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,209,506
Holdings Count | Holding	41	[4]
Advisory Fees Paid, Amount	$ 1,107,048
Investment Company Portfolio Turnover	93.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095957 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class Z
Trading Symbol	ALCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class Z / ALCZX)	$99	0.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class Z returned 28.48% for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class Z	28.48%	8.56%	5.74%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 06, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,209,506
Holdings Count | Holding	41	[5]
Advisory Fees Paid, Amount	$ 1,107,048
Investment Company Portfolio Turnover	93.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024903 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class A
Trading Symbol	ALSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class A / ALSAX)	$153	1.34%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class A returned 28.40%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class A	21.62%	3.85%	7.21%
Alger Small Cap Growth Fund Class A—excluding sales load	28.40%	4.98%	7.79%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 244,443,678
Holdings Count | Holding	106	[6]
Advisory Fees Paid, Amount	$ 2,373,360
Investment Company Portfolio Turnover	49.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024904 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class B
Trading Symbol	ALSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class B / ALSCX)	$142	1.24%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class B returned 28.44%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class B	24.44%	4.79%	7.40%
Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges	28.44%	4.96%	7.40%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 244,443,678
Holdings Count | Holding	106	[7]
Advisory Fees Paid, Amount	$ 2,373,360
Investment Company Portfolio Turnover	49.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024905 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class C
Trading Symbol	AGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class C / AGSCX)	$242	2.13%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class C returned 27.70%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class C	26.20%	4.17%	7.11%
Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges	27.20%	4.17%	7.11%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 244,443,678
Holdings Count | Holding	106	[8]
Advisory Fees Paid, Amount	$ 2,373,360
Investment Company Portfolio Turnover	49.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095958 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	ASCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Y / ASCYX)	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class Y returned 28.85% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	Since Inception 12/31/21
Alger Small Cap Growth Fund Class Y	28.85%	(8.47)%
Russell 2000 Growth Index	36.49%	(0.84)%
S&P 500 Index	38.02%	8.23%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 244,443,678
Holdings Count | Holding	106	[9]
Advisory Fees Paid, Amount	$ 2,373,360
Investment Company Portfolio Turnover	49.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000232602 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	ASCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Z / ASCZX)	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class Z returned 28.74% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class Z	28.74%	5.33%	8.17%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 244,443,678
Holdings Count | Holding	106	[10]
Advisory Fees Paid, Amount	$ 2,373,360
Investment Company Portfolio Turnover	49.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024906 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class A
Trading Symbol	ALBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class A / ALBAX)	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class A returned 32.85%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Real Estate and Financials sectors provided the largest contributions to relative performance. Broadcom Inc.; Apple Inc.; Microsoft Corp; JPMorgan Chase & Co.; and KLA Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Vail Resorts, Inc.; Adobe Inc.; Newmont Corp.; Cheniere Energy Partners LP ; and Pfizer Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class A	25.86%	13.64%	11.65%
Alger Growth & Income Fund Class A—excluding sales load	32.85%	14.87%	12.25%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 636,007,652
Holdings Count | Holding	79	[11]
Advisory Fees Paid, Amount	$ 2,566,292
Investment Company Portfolio Turnover	1.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$636,007,652
Total number of portfolio holdings[1]	79
Portfolio turnover rate as of the end of the reporting period	1.53%
Total advisory fees paid	$2,566,292
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.7%
Consumer Discretionary	7.1%
Consumer Staples	5.9%
Energy	4.6%
Financials	13.2%
Healthcare	12.0%
Industrials	5.9%
Information Technology	29.8%
Materials	1.8%
Real Estate	3.0%
Utilities	1.6%
Short-Term Investments and Other Net Assets	5.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024908 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class C
Trading Symbol	ALBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class C / ALBCX)	$197	1.70%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class C returned 31.84%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Real Estate and Financials sectors provided the largest contributions to relative performance. Broadcom Inc.; Apple Inc.; Microsoft Corp; JPMorgan Chase & Co.; and KLA Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Vail Resorts, Inc.; Adobe Inc.; Newmont Corp.; Cheniere Energy Partners LP ; and Pfizer Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class C	30.84%	14.00%	11.58%
Alger Growth & Income Fund Class C—excluding contingent deferred sales charges	31.84%	14.00%	11.58%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 636,007,652
Holdings Count | Holding	79	[12]
Advisory Fees Paid, Amount	$ 2,566,292
Investment Company Portfolio Turnover	1.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$636,007,652
Total number of portfolio holdings[1]	79
Portfolio turnover rate as of the end of the reporting period	1.53%
Total advisory fees paid	$2,566,292
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.7%
Consumer Discretionary	7.1%
Consumer Staples	5.9%
Energy	4.6%
Financials	13.2%
Healthcare	12.0%
Industrials	5.9%
Information Technology	29.8%
Materials	1.8%
Real Estate	3.0%
Utilities	1.6%
Short-Term Investments and Other Net Assets	5.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000111113 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class Z
Trading Symbol	AGIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class Z / AGIZX)	$75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class Z returned 33.26% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Real Estate and Financials sectors provided the largest contributions to relative performance. Broadcom Inc.; Apple Inc.; Microsoft Corp; JPMorgan Chase & Co.; and KLA Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Vail Resorts, Inc.; Adobe Inc.; Newmont Corp.; Cheniere Energy Partners LP ; and Pfizer Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class Z	33.26%	15.24%	12.61%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 636,007,652
Holdings Count | Holding	79	[13]
Advisory Fees Paid, Amount	$ 2,566,292
Investment Company Portfolio Turnover	1.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$636,007,652
Total number of portfolio holdings[1]	79
Portfolio turnover rate as of the end of the reporting period	1.53%
Total advisory fees paid	$2,566,292
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.7%
Consumer Discretionary	7.1%
Consumer Staples	5.9%
Energy	4.6%
Financials	13.2%
Healthcare	12.0%
Industrials	5.9%
Information Technology	29.8%
Materials	1.8%
Real Estate	3.0%
Utilities	1.6%
Short-Term Investments and Other Net Assets	5.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024909 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	AMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class A / AMGAX)	$149	1.27%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class A returned 35.42%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Spotify Technology; AppLovin Corp.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class A	28.32%	9.76%	9.12%
Alger Mid Cap Growth Fund Class A—excluding sales load	35.42%	10.95%	9.70%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 241,652,621
Holdings Count | Holding	64	[14]
Advisory Fees Paid, Amount	$ 1,749,940
Investment Company Portfolio Turnover	55.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$241,652,621
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	55.90%
Total advisory fees paid	$1,749,940
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	9.8%
Consumer Staples	0.4%
Energy	2.3%
Financials	10.1%
Healthcare	10.2%
Industrials	23.6%
Information Technology	28.8%
Materials	1.8%
Real Estate	4.0%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024910 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	AMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class B / AMCGX)	$162	1.38%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class B returned 35.20%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Spotify Technology; AppLovin Corp.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class B	31.20%	10.83%	9.36%
Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges	35.20%	10.93%	9.36%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 241,652,621
Holdings Count | Holding	64	[15]
Advisory Fees Paid, Amount	$ 1,749,940
Investment Company Portfolio Turnover	55.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$241,652,621
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	55.90%
Total advisory fees paid	$1,749,940
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	9.8%
Consumer Staples	0.4%
Energy	2.3%
Financials	10.1%
Healthcare	10.2%
Industrials	23.6%
Information Technology	28.8%
Materials	1.8%
Real Estate	4.0%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024911 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	AMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class C / AMGCX)	$235	2.01%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class C returned 34.29%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Spotify Technology; AppLovin Corp.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class C	33.29%	10.07%	9.00%
Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges	34.29%	10.07%	9.00%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 241,652,621
Holdings Count | Holding	64	[16]
Advisory Fees Paid, Amount	$ 1,749,940
Investment Company Portfolio Turnover	55.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$241,652,621
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	55.90%
Total advisory fees paid	$1,749,940
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	9.8%
Consumer Staples	0.4%
Energy	2.3%
Financials	10.1%
Healthcare	10.2%
Industrials	23.6%
Information Technology	28.8%
Materials	1.8%
Real Estate	4.0%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000156504 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	AMCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class Z / AMCZX)	$116	0.98%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class Z returned 35.74% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Spotify Technology; AppLovin Corp.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 5/28/15
Alger Mid Cap Growth Fund Class Z	35.74%	11.29%	9.42%
Russell Midcap Growth Index	38.67%	11.46%	10.82%
S&P 500 Index	38.02%	15.27%	13.10%

Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 241,652,621
Holdings Count | Holding	64	[17]
Advisory Fees Paid, Amount	$ 1,749,940
Investment Company Portfolio Turnover	55.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$241,652,621
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	55.90%
Total advisory fees paid	$1,749,940
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	9.8%
Consumer Staples	0.4%
Energy	2.3%
Financials	10.1%
Healthcare	10.2%
Industrials	23.6%
Information Technology	28.8%
Materials	1.8%
Real Estate	4.0%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024912 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class A
Trading Symbol	ACAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class A / ACAAX)	$163	1.26%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class A returned 58.06%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corporation; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class A	49.76%	15.80%	13.86%
Alger Capital Appreciation Fund Class A—excluding sales load	58.06%	17.05%	14.48%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,928,822,240
Holdings Count | Holding	70	[18]
Advisory Fees Paid, Amount	$ 14,894,181
Investment Company Portfolio Turnover	60.48%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,928,822,240
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	60.48%
Total advisory fees paid	$14,894,181
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.9%
Consumer Staples	0.1%
Energy	0.5%
Financials	3.8%
Healthcare	9.2%
Industrials	8.8%
Information Technology	47.1%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024914 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class C
Trading Symbol	ALCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class C / ALCCX)	$253	1.97%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class C returned 56.92%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corporation; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class C	55.92%	16.18%	13.80%
Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges	56.92%	16.18%	13.80%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,928,822,240
Holdings Count | Holding	70	[19]
Advisory Fees Paid, Amount	$ 14,894,181
Investment Company Portfolio Turnover	60.48%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,928,822,240
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	60.48%
Total advisory fees paid	$14,894,181
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.9%
Consumer Staples	0.1%
Energy	0.5%
Financials	3.8%
Healthcare	9.2%
Industrials	8.8%
Information Technology	47.1%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095959 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class Z
Trading Symbol	ACAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class Z / ACAZX)	$114	0.88%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class Z returned 58.67% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corporation; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class Z	58.67%	17.47%	14.88%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,928,822,240
Holdings Count | Holding	70	[20]
Advisory Fees Paid, Amount	$ 14,894,181
Investment Company Portfolio Turnover	60.48%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,928,822,240
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	60.48%
Total advisory fees paid	$14,894,181
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.9%
Consumer Staples	0.1%
Energy	0.5%
Financials	3.8%
Healthcare	9.2%
Industrials	8.8%
Information Technology	47.1%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024915 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class A
Trading Symbol	AHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class A / AHSAX)	$129	1.18%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class A returned 18.77%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 22.39% return of the Russell 3000 Health Care Index.
Contributors to Performance
Intuitive Surgical, Inc.; Boston Scientific Corp.; Oscar Health, Inc.; Eli Lilly and Co.; and ImmunoGen Inc. were the top five contributors to absolute performance.
Detractors from Performance
Molina Healthcare, Inc.; Merck & Co., Inc.; HilleVax, Inc; Tolero Pharmaceuticals, Inc; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Innovative Drug Development	Positive	The approval of new medications, particularly in obesity treatment, benefited companies involved in these advancements.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Rising Medical Costs	Negative	Healthcare insurers faced higher-than-expected medical expenses, particularly within government-backed insurance plans like Medicare Advantage.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class A	12.53%	3.41%	6.65%
Alger Health Sciences Fund Class A—excluding sales load	18.77%	4.53%	7.22%
Russell 3000 Healthcare Index	22.36%	10.46%	9.73%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 12, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 97,736,406
Holdings Count | Holding	47	[21]
Advisory Fees Paid, Amount	$ 602,578
Investment Company Portfolio Turnover	233.38%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$97,736,406
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	233.38%
Total advisory fees paid	$602,578
[1]	Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	2.5%
Healthcare	90.8%
Real Estate	4.2%
Short-Term Investments and Other Net Assets	2.5%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On July 12, 2024, the Fund 's expense ratio increased from 1.13% to 1.26%.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]	On July 12, 2024, the Fund 's expense ratio increased from 1.13% to 1.26%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024917 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class C
Trading Symbol	AHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class C / AHSCX)	$207	1.90%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class C returned 18.01%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 22.39% return of the Russell 3000 Health Care Index.
Contributors to Performance
Intuitive Surgical, Inc.; Boston Scientific Corp.; Oscar Health, Inc.; Eli Lilly and Co.; and ImmunoGen Inc. were the top five contributors to absolute performance.
Detractors from Performance
Molina Healthcare, Inc.; Merck & Co., Inc.; HilleVax, Inc; Tolero Pharmaceuticals, Inc; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Innovative Drug Development	Positive	The approval of new medications, particularly in obesity treatment, benefited companies involved in these advancements.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Rising Medical Costs	Negative	Healthcare insurers faced higher-than-expected medical expenses, particularly within government-backed insurance plans like Medicare Advantage.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class C	17.01%	3.73%	6.57%
Alger Health Sciences Fund Class C—excluding contingent deferred sales charges	18.01%	3.73%	6.57%
Russell 3000 Healthcare Index	22.36%	10.46%	9.73%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 12, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 97,736,406
Holdings Count | Holding	47	[22]
Advisory Fees Paid, Amount	$ 602,578
Investment Company Portfolio Turnover	233.38%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$97,736,406
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	233.38%
Total advisory fees paid	$602,578
[1]	Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	2.5%
Healthcare	90.8%
Real Estate	4.2%
Short-Term Investments and Other Net Assets	2.5%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On July 12, 2024, the Fund's expense ratio increased from 1.95% to 2.15%.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]	On July 12, 2024, the Fund's expense ratio increased from 1.95% to 2.15%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000156505 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class Z
Trading Symbol	AHSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class Z / AHSZX)	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class Z returned 19.22% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 22.39% return of the Russell 3000 Health Care Index.
Contributors to Performance
Intuitive Surgical, Inc.; Boston Scientific Corp.; Oscar Health, Inc.; Eli Lilly and Co.; and ImmunoGen Inc. were the top five contributors to absolute performance.
Detractors from Performance
Molina Healthcare, Inc.; Merck & Co., Inc.; HilleVax, Inc; Tolero Pharmaceuticals, Inc; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Innovative Drug Development	Positive	The approval of new medications, particularly in obesity treatment, benefited companies involved in these advancements.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Rising Medical Costs	Negative	Healthcare insurers faced higher-than-expected medical expenses, particularly within government-backed insurance plans like Medicare Advantage.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 5/28/15
Alger Health Sciences Fund Class Z	19.22%	4.89%	6.26%
Russell 3000 Healthcare Index	22.36%	10.46%	8.80%
S&P 500 Index	38.02%	15.27%	13.10%

Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 97,736,406
Holdings Count | Holding	47	[23]
Advisory Fees Paid, Amount	$ 602,578
Investment Company Portfolio Turnover	233.38%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$97,736,406
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	233.38%
Total advisory fees paid	$602,578
[1]	Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	2.5%
Healthcare	90.8%
Real Estate	4.2%
Short-Term Investments and Other Net Assets	2.5%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024918 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class A
Trading Symbol	ALMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class A / ALMAX)	$144	1.26%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class A returned 27.96%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class A	21.26%	4.69%	8.02%
Alger Weatherbie Specialized Growth Fund Class A—excluding sales load	27.96%	5.83%	8.60%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 477,042,930
Holdings Count | Holding	51	[24]
Advisory Fees Paid, Amount	$ 4,198,624
Investment Company Portfolio Turnover	46.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024920 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class C
Trading Symbol	ALMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class C / ALMCX)	$231	2.03%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class C returned 27.16%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class C	26.16%	5.04%	7.94%
Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges	27.16%	5.04%	7.94%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 477,042,930
Holdings Count | Holding	51	[25]
Advisory Fees Paid, Amount	$ 4,198,624
Investment Company Portfolio Turnover	46.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000051550 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class I
Trading Symbol	ASIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class I / ASIMX)	$146	1.28%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class I returned 27.96% for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class I	27.96%	5.84%	8.60%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 477,042,930
Holdings Count | Holding	51	[26]
Advisory Fees Paid, Amount	$ 4,198,624
Investment Company Portfolio Turnover	46.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095960 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class Y
Trading Symbol	ASYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Y / ASYMX)	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class Y returned 28.54% for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 8/30/17
Alger Weatherbie Specialized Growth Fund Class Y	28.54%	6.24%	9.17%
Russell 2500 Growth Index	34.21%	9.14%	9.97%
S&P 500 Index	38.02%	15.27%	14.40%

Performance Inception Date	Aug. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 477,042,930
Holdings Count | Holding	51	[27]
Advisory Fees Paid, Amount	$ 4,198,624
Investment Company Portfolio Turnover	46.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000193201 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class Z
Trading Symbol	ASMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Z / ASMZX)	$110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class Z returned 28.38% for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class Z	28.38%	6.18%	8.96%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 477,042,930
Holdings Count | Holding	51	[28]
Advisory Fees Paid, Amount	$ 4,198,624
Investment Company Portfolio Turnover	46.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000059337 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class A
Trading Symbol	AOFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class A / AOFAX)	$141	1.22%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class A returned 30.97%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class A	24.12%	(0.94)%	6.26%
Alger Small Cap Focus Fund Class A—excluding sales load	30.97%	0.13%	6.83%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,214,912,455
Holdings Count | Holding	51	[29]
Advisory Fees Paid, Amount	$ 10,854,631
Investment Company Portfolio Turnover	60.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000059339 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class C
Trading Symbol	AOFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class C / AOFCX)	$223	1.94%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class C returned 30.08%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class C	29.08%	(0.52)%	6.23%
Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges	30.08%	(0.52)%	6.23%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,214,912,455
Holdings Count | Holding	51	[30]
Advisory Fees Paid, Amount	$ 10,854,631
Investment Company Portfolio Turnover	60.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000059340 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class I
Trading Symbol	AOFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class I / AOFIX)	$133	1.15%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class I returned 31.07% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class I	31.07%	0.25%	6.93%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 12, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,214,912,455
Holdings Count | Holding	51	[31]
Advisory Fees Paid, Amount	$ 10,854,631
Investment Company Portfolio Turnover	60.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]	On July 12 2024, the Fund's annual expense ratio increased from 1.24% to 1.37%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095961 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class Y
Trading Symbol	AOFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Y / AOFYX)	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class Y returned 31.38% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 2/28/17
Alger Small Cap Focus Fund Class Y	31.38%	0.58%	7.03%
Russell 2000 Growth Index	36.49%	7.92%	8.33%
S&P 500 Index	38.02%	15.27%	14.13%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,214,912,455
Holdings Count | Holding	51	[32]
Advisory Fees Paid, Amount	$ 10,854,631
Investment Company Portfolio Turnover	60.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000179520 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class Z
Trading Symbol	AGOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Z / AGOZX)	$103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class Z returned 31.40% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class Z	31.40%	0.56%	7.26%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,214,912,455
Holdings Count | Holding	51	[33]
Advisory Fees Paid, Amount	$ 10,854,631
Investment Company Portfolio Turnover	60.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000199574 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 Fund
Class Name	Class Z
Trading Symbol	ATVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger 35 Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 Fund (Class Z / ATVPX)	$73	0.56%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 Fund returned 60.74% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; Natera, Inc.; Meta Platforms Inc; Spotify Technology; and Netflix, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. ASML Holding NV ADR; Snap, Inc.; Enovix Corp.; Kura Sushi USA, Inc.; and Joby Aviation, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 3/29/18
Alger 35 Fund Class Z	60.74%	16.56%	15.10%
S&P 500 Index	38.02%	15.27%	14.31%
Russell 3000 Growth Index	43.42%	18.34%	17.06%

Performance Inception Date	Mar. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 31,347,972
Holdings Count | Holding	34	[34]
Advisory Fees Paid, Amount	$ 144,417
Investment Company Portfolio Turnover	254.89%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$31,347,972
Total number of portfolio holdings[1]	34
Portfolio turnover rate as of the end of the reporting period	254.89%
Total advisory fees paid	$144,417
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	21.7%
Healthcare	10.7%
Industrials	9.5%
Information Technology	35.4%
Utilities	5.0%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective January 16, 2024, George Ortega was added as portfolio manager of the Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000228969 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class A
Trading Symbol	ALOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class A / ALOAX)	$145	1.19%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class A returned 43.78%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class A shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class A	36.20%	(5.50)%
Alger Mid Cap Focus Fund Class A—excluding sales load	43.78%	(3.92)%
Russell Midcap Growth Index	38.67%	1.98%
S&P 500 Index	38.02%	9.83%

Performance Inception Date	Jul. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 261,598,344
Holdings Count | Holding	50	[35]
Advisory Fees Paid, Amount	$ 1,820,826
Investment Company Portfolio Turnover	94.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class A Shares of the Fund to 0.53% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class A Shares of the Fund to 0.53% of the class’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000228970 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class C
Trading Symbol	ALOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class C / ALOCX)	$239	1.97%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class C returned 42.59%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class C shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class C	41.59%	(4.67)%
Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges	42.59%	(4.67)%
Russell Midcap Growth Index	38.67%	1.98%
S&P 500 Index	38.02%	9.83%

Performance Inception Date	Jul. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 261,598,344
Holdings Count | Holding	50	[36]
Advisory Fees Paid, Amount	$ 1,820,826
Investment Company Portfolio Turnover	94.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000206144 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class I
Trading Symbol	AFOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class I / AFOIX)	$135	1.11%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class I returned 43.83% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class I shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class I	43.83%	13.65%	12.03%
Russell Midcap Growth Index	38.67%	11.46%	11.23%
S&P 500 Index	38.02%	15.27%	15.34%

Performance Inception Date	Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 12, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 261,598,344
Holdings Count | Holding	50	[37]
Advisory Fees Paid, Amount	$ 1,820,826
Investment Company Portfolio Turnover	94.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On July 12, 2024, the Fund's annual expense ratio increased from 1.12% to 1.27%.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]	On July 12, 2024, the Fund's annual expense ratio increased from 1.12% to 1.27%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000225967 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class Y
Trading Symbol	ALOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Y / ALOYX)	$95	0.78%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class Y returned 44.39% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	Since Inception 3/1/21
Alger Mid Cap Focus Fund Class Y	44.39%	(2.99)%
Russell Midcap Growth Index	38.67%	4.56%
S&P 500 Index	38.02%	13.31%

Performance Inception Date	Mar. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 261,598,344
Holdings Count | Holding	50	[38]
Advisory Fees Paid, Amount	$ 1,820,826
Investment Company Portfolio Turnover	94.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000206145 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class Z
Trading Symbol	AFOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Z / AFOZX)	$106	0.87%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class Z returned 44.13% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class Z	44.13%	13.95%	12.33%
Russell Midcap Growth Index	38.67%	11.46%	11.23%
S&P 500 Index	38.02%	15.27%	15.34%

Performance Inception Date	Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 261,598,344
Holdings Count | Holding	50	[39]
Advisory Fees Paid, Amount	$ 1,820,826
Investment Company Portfolio Turnover	94.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248571 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class A
Trading Symbol	CNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class A / CNEAX)	$57[1]	0.91%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 57	[40]
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class A returned 18.30%, excluding sales load, from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class A shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class A	12.13%
Alger Concentrated Equity Fund Class A—excluding sales load	18.30%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,003,679
Holdings Count | Holding	30	[41]
Advisory Fees Paid, Amount	$ 11,196
Investment Company Portfolio Turnover	33.05%	[42]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248567 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class C
Trading Symbol	CNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class C / CNECX)	$104[1]	1.66%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 104	[43]
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class C returned 17.80%, excluding contingent deferred sales charge, from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class C shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class C	16.80%
Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges	17.80%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,003,679
Holdings Count | Holding	30	[44]
Advisory Fees Paid, Amount	$ 11,196
Investment Company Portfolio Turnover	33.05%	[45]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248568 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class I
Trading Symbol	CNEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class I / CNEIX)	$57[1]	0.91%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 57	[46]
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class I returned 18.30% from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class I shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class I	18.30%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,003,679
Holdings Count | Holding	30	[47]
Advisory Fees Paid, Amount	$ 11,196
Investment Company Portfolio Turnover	33.05%	[48]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248569 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class Y
Trading Symbol	CNEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Y / CNEYX)	$42[1]	0.67%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 42	[49]
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class Y returned 18.50% from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Y	18.50%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,003,679
Holdings Count | Holding	30	[50]
Advisory Fees Paid, Amount	$ 11,196
Investment Company Portfolio Turnover	33.05%	[51]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248570 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class Z
Trading Symbol	CNEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Z / CNEZX)	$35[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 35	[52]
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class Z returned 15.50% from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Z	18.50%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,003,679
Holdings Count | Holding	30	[53]
Advisory Fees Paid, Amount	$ 11,196
Investment Company Portfolio Turnover	33.05%	[54]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248576 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class A
Trading Symbol	AIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class A / AIFAX)	$57[1]	0.90%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 57	[55]
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class A returned 19.10%, excluding sales load, from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class A shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class A	12.89%
Alger AI Enablers & Adopters Fund Class A—excluding sales load	19.10%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,431,899
Holdings Count | Holding	47	[56]
Advisory Fees Paid, Amount	$ 9,844
Investment Company Portfolio Turnover	97.31%	[57]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248572 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class C
Trading Symbol	AAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class C / AAICX)	$105[1]	1.66%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 105	[58]
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class C returned 18.60%, excluding contingent deferred sales charge, from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class C shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class C	17.60%
Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges	18.60%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,431,899
Holdings Count | Holding	47	[59]
Advisory Fees Paid, Amount	$ 9,844
Investment Company Portfolio Turnover	97.31%	[60]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248573 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class I
Trading Symbol	AIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class I / AIFIX)	$57[1]	0.91%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 57	[61]
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class I returned 19.10% from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class I shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class I	19.10%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,431,899
Holdings Count | Holding	47	[62]
Advisory Fees Paid, Amount	$ 9,844
Investment Company Portfolio Turnover	97.31%	[63]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248574 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class Y
Trading Symbol	AAIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Y / AAIYX)	$42[1]	0.66%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 42	[64]
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class Y returned 19.30% from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Y	19.30%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,431,899
Holdings Count | Holding	47	[65]
Advisory Fees Paid, Amount	$ 9,844
Investment Company Portfolio Turnover	97.31%	[66]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248575 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class Z
Trading Symbol	AAIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Z / AAIZX)	$35[1]	0.56%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 35	[67]
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class Z returned 19.30% from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Z	19.30%
S&P 500 Index	11.68%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,431,899
Holdings Count | Holding	47	[68]
Advisory Fees Paid, Amount	$ 9,844
Investment Company Portfolio Turnover	97.31%	[69]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger

[1]	Excludes Money Market Funds.
[2]	Excludes Money Market Funds.
[3]	Excludes Money Market Funds.
[4]	Excludes Money Market Funds.
[5]	Excludes Money Market Funds.
[6]	Excludes Money Market Funds.
[7]	Excludes Money Market Funds.
[8]	Excludes Money Market Funds.
[9]	Excludes Money Market Funds.
[10]	Excludes Money Market Funds.
[11]	Excludes Money Market Funds.
[12]	Excludes Money Market Funds.
[13]	Excludes Money Market Funds.
[14]	Excludes Money Market Funds.
[15]	Excludes Money Market Funds.
[16]	Excludes Money Market Funds.
[17]	Excludes Money Market Funds.
[18]	Excludes Money Market Funds.
[19]	Excludes Money Market Funds.
[20]	Excludes Money Market Funds.
[21]	Excludes Money Market Funds.
[22]	Excludes Money Market Funds.
[23]	Excludes Money Market Funds.
[24]	Excludes Money Market Funds.
[25]	Excludes Money Market Funds.
[26]	Excludes Money Market Funds.
[27]	Excludes Money Market Funds.
[28]	Excludes Money Market Funds.
[29]	Excludes Money Market Funds.
[30]	Excludes Money Market Funds.
[31]	Excludes Money Market Funds.
[32]	Excludes Money Market Funds.
[33]	Excludes Money Market Funds.
[34]	Excludes Money Market Funds.
[35]	Excludes Money Market Funds.
[36]	Excludes Money Market Funds.
[37]	Excludes Money Market Funds.
[38]	Excludes Money Market Funds.
[39]	Excludes Money Market Funds.
[40]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[41]	Excludes Money Market Funds.
[42]	Inception date 4/4/24.
[43]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[44]	Excludes Money Market Funds.
[45]	Inception date 4/4/24.
[46]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[47]	Excludes Money Market Funds.
[48]	Inception date 4/4/24.
[49]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[50]	Excludes Money Market Funds.
[51]	Inception date 4/4/24.
[52]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[53]	Excludes Money Market Funds.
[54]	Inception date 4/4/24.
[55]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[56]	Excludes Money Market Funds.
[57]	Inception date 4/4/24.
[58]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[59]	Excludes Money Market Funds.
[60]	Inception date 4/4/24.
[61]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[62]	Excludes Money Market Funds.
[63]	Inception date 4/4/24.
[64]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[65]	Excludes Money Market Funds.
[66]	Inception date 4/4/24.
[67]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[68]	Excludes Money Market Funds.
[69]	Inception date 4/4/24.